Accrued and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued and Other Liabilities

9. Accrued and Other Liabilities

Accrued and other current liabilities consisted of the following (in $000s):

	June 30,	December 31,
	2026	2025
Accrued legal and professional fees	$467	$500
Other current liabilities	36	215
	$503	$715

12. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following items as of December 31, 2025 and 2024 (in thousands):

	December 31,	December 31,
	2025	2024
Accrued research and development	$—	$1,299
Accrued legal and professional fees	500	87
Other current liabilities	215	283
	$715	$1,669